Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, research and development expenses and related prepaid or accrued costs, stock-based compensation expense and warrant expense. The Company bases its estimates on historical experience, known trends and other market-specific or relevant factors it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates as there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ materially from those estimates or assumptions.

The Company is monitoring the potential impact of the COVID-19 pandemic on its business and consolidated financial statements. The Company is not aware of any specific event or circumstance that would require any update to its estimates or judgments reflected in these consolidated financial statements or a revision of the carrying value of its assets or liabilities as of the issuance date of these consolidated financial statements. These estimates may change as new events occur and additional information is obtained.

Concentrations of Credit Risk, Significant Suppliers and License Rights

Concentrations of Credit Risk, Significant Suppliers and License Rights

Financial instruments that potentially expose the Company to concentrations of credit risk consist of cash, cash equivalents and marketable securities. The Company invests its excess cash in money market funds and marketable securities that are subject to minimal credit and market risks. The Company maintains its cash, cash equivalents and marketable securities at two accredited financial institutions that it believes are creditworthy. From time to time, these deposits may exceed federally insured limits. The Company has not experienced any losses historically in these accounts. Accordingly, the Company does not believe it is exposed to unusual credit risk related to its cash, cash equivalents and marketable securities beyond the normal credit risk associated with commercial banking relationships.

The Company is dependent on third-party organizations to manufacture and process its product candidates for its development programs. In particular, the Company relies on a single third-party contract manufacturer to produce and process its product candidates and to manufacture supply of its product candidates for preclinical and clinical activities (see Note 9). The Company also currently relies on this same third-party contract manufacturer for any anticipated requirements of commercial supply, including both drug substance and drug product. The Company expects to continue to be dependent on a small number of manufacturers to supply it with its requirements for all products. The Company’s research and development programs, including any associated potential commercialization efforts, could be adversely affected by a significant interruption in the supply of the necessary materials.

The Company is dependent on a limited number of third parties that provide license rights used by the Company in the development and potential commercialization of its product candidates and programs. Through December 31, 2022, the Company’s research and development programs primarily relate to rights conveyed by Adimab (see Note 7). The Company could experience delays in the development and potential commercialization of its product candidates and programs if the Adimab agreements or any other license agreement utilized in the Company’s research and development activities is terminated, if the Company fails to meet the obligations required under its arrangements, or if the Company is unable to successfully secure new strategic alliances or licensing agreements.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with original maturities of three months or less at the acquisition date to be cash equivalents.
Marketable Securities

Marketable Securities

Marketable securities represent holdings of available-for-sale marketable debt securities in accordance with the Company’s investment policy. The Company determines the appropriate classification of marketable securities at the time of purchase and reevaluates such designation at each balance sheet date. The Company classified all of its marketable securities at December 31, 2022 as “available-for-sale” pursuant to ASC320, Investments – Debt and Equity Securities. Investments not classified as cash equivalents are presented as either short-term or long-term investments based on both their maturities as well as the time period the Company intends to hold such securities. Available-for-sale securities are maintained by an investment manager and consist of U.S. Treasury securities and federal agency securities. Available-for-sale securities are carried at fair value with the unrealized gains and losses included in other comprehensive income (loss) as a component of stockholders’ equity (deficit) until realized. Any premium or discount arising at purchase is amortized or accreted to interest expense or income over the life of the instrument. Realized gains and losses are determined using the specific identification method and are included in other income (expense). There were no material realized gains or losses on marketable securities recognized for the year ended December 31, 2022.

The Company reviews marketable securities for other-than-temporary impairment whenever the fair value of a marketable security is less than the amortized cost and evidence indicates that a marketable security’s carrying amount is not recoverable within a reasonable period of time. Other-than-temporary impairments of investments are recognized in the consolidated statements of operations and comprehensive loss if the Company has experienced a credit loss, has the intent to sell the marketable security, or if it is more likely than not that the Company will be required to sell the marketable security before recovery of the amortized cost basis. Evidence considered in this assessment includes reasons for the impairment, compliance with the Company’s investment policy, the severity and duration of the impairment and changes in value subsequent to the end of the period. There were no other-than-temporary impairments of investments recognized for the years ended December 31, 2022 or 2021.

Fair Value Measurements

Fair Value Measurements

Certain assets of the Company are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

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Level 1 — Quoted prices in active markets for identical assets or liabilities.
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Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.
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Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The Company’s cash equivalents and marketable securities are carried at fair value, determined according to the fair value hierarchy described above (see Note 4). The carrying values of the Company’s accounts payable and accrued expenses approximate their fair values due to the short-term nature of these liabilities.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset as follows:

Estimated Useful Life
Machinery and equipment	3 to 5 years
Furniture and fixtures	3 to 5 years
Leasehold improvements	Shorter of lease term of useful life

Costs for capital assets not yet placed into service are capitalized as construction-in-progress and depreciated in accordance with the above guidelines once placed into service. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is included in loss from operations. Expenditures for repairs and maintenance that do not improve or extend the life of the respective assets are charged to expense as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets consist of property and equipment. The Company continually evaluates long-lived assets for potential impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset group for recoverability, the Company compares the carrying values of the asset group to the expected future undiscounted cash flows that the asset group is expected to generate from the use and eventual disposition of the long-lived asset group. An impairment loss would be recognized in loss from operations when estimated undiscounted future cash flows expected to result from the use of an asset group are less than its carrying amount. If such asset group is considered to be impaired, the impairment loss to be recognized would be based on the excess of the carrying value of the impaired asset group over its fair value. The Company did not recognize any impairment losses on long-lived assets during the years ended December 31, 2022 and 2021.

Leases

Leases

Effective January 1, 2022, the Company adopted ASU No. 2016-02, Leases (Topic 842) (“ASC 842”) using the required modified retrospective approach and utilizing the effective date as its date of initial application. As a result, prior periods are presented in accordance with the previous guidance in ASC 840, Leases (“ASC 840”).

The Company evaluates whether an arrangement is or contains a lease at the inception date. If determined to be or contain a lease, the Company determines the classification of the lease at the commencement date, which represents the date at which the lessor makes the underlying asset available for use by the Company. When determining the expected accounting lease term, the Company includes the noncancellable lease term, together with periods covered by (i) an option to extend the lease if the Company is reasonably certain to exercise such option, (ii) an option to terminate the lease if the Company is reasonably certain not to exercise such option and (iii) an option to extend or not terminate the lease where the exercise of such option is controlled by the lessor. The Company has elected the short-term lease exemption, which allows the Company to not recognize lease liabilities and right-of-use assets arising from lease arrangements with original lease terms of twelve months or less. The Company elected the practical expedient to not separate lease and non-lease components for its leases.

Right-of-use assets represent the Company’s right to use an underlying asset over the lease term and lease liabilities represent the Company’s obligation to make lease payments under the arrangement. The Company measures its lease liabilities as the present value of the lease payments, discounted using an incremental borrowing rate, as interest rates implicit in lease arrangements are generally not readily determinable. The Company measures its right-of-use assets as the present value of its lease payments at the commencement date. The incremental borrowing rate represents the interest rate at which the Company could borrow an amount equal to the lease payments on a fully collateralized basis, over a similar term, in a similar economic environment. The Company recognizes rent expense for operating leases on a straight-line basis. The Company recognizes variable lease expenses as incurred.

The Company remeasures right-of-use assets and lease liabilities when a lease is modified, and the modification is not accounted for as a separate contract. A modification is accounted for as a separate contract if the modification grants the Company an additional right of use not included in the original lease arrangement and the increase in lease payments is commensurate with the additional right of use. The Company assesses its right-of-use assets for impairment in a manner consistent with its assessment for long-lived assets held and used in operations.

Patent Costs

Patent Costs

Costs to secure, defend and maintain patents, including those incurred in connection with filing and prosecuting patent applications, are expensed as incurred due to the uncertainty about the recovery of the expenditure. Amounts incurred for patent-related expenditures are classified as general and administrative expenses.

Segment Information

Segment Information

The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. The Company is focused on the discovery, development and commercialization of antibody-based solutions for infectious diseases with pandemic potential. The Company’s chief operating decision maker reviews the Company’s financial information on an aggregated basis for purposes of assessing performance and allocating resources.

Research and Development Expenses

Research and Development Expenses

Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including expenses incurred under agreements with external vendors and consultants engaged to perform non-clinical studies, preclinical studies and clinical trials as well as to manufacture research and development materials for use in such studies and trials; salaries and related personnel costs; stock-based compensation; consultant fees; and third-party license fees.

Nonrefundable advance payments for goods and services to be received in the future for use in research and development activities are recorded as prepaid expenses. The prepaid amounts are expensed as the related goods are delivered or the services are performed, or when it is no longer expected that the goods will be delivered or the services rendered.

Accrued Research and Development Costs

Accrued Research and Development Costs

The Company has entered into various research, development and manufacturing contracts with third-party service providers, including contract research organizations and contract manufacturing organizations. With the exception of the Company’s manufacturing arrangement with WuXi Biologics (Hong Kong) Limited (see Note 9), these agreements are generally cancelable. The Company recognizes research and development expense associated with such arrangements as the costs are incurred and records accruals for estimated ongoing research, development and manufacturing costs, where necessary. When billing terms under these contracts do not coincide with the timing of when the work is performed, the Company is required to make estimates of outstanding obligations to those third parties as of period end. Any accrual estimates are based on a number of factors, including the Company’s knowledge of the progress towards completion of the specific tasks to be performed, invoicing to date under the contracts, communication from the vendors of any actual costs incurred during the period that have not yet been invoiced and the costs included in the contracts. Significant judgments and estimates may be made in determining the accrued balances at the end of any reporting period. Actual results could differ from the estimates made by the Company. The historical accrual estimates made by the Company have not been materially different from the actual costs.

Asset Acquisitions and Acquired In-Process Research and Development Expenses

Asset Acquisitions and Acquired In-Process Research and Development Expenses

The Company measures and recognizes asset acquisitions that are not deemed to be business combinations based on the cost to acquire the asset or group of assets, which includes transaction costs. Goodwill is not recognized in asset acquisitions. In an asset acquisition, the cost allocated to acquire in-process research and development (“IPR&D”) with no alternative future use is recognized as expense on the acquisition date.

Contingent consideration in asset acquisitions payable in the form of cash is recognized in the period the triggering event is determined to be probable of occurrence and the related amount is reasonably estimable. Such amounts are expensed or capitalized based on the nature of the associated asset at the date the related contingency is resolved.

Stock-Based Compensation

Stock-Based Compensation

The Company grants stock-based awards to employees, directors and non-employee consultants in the form of stock options to purchase shares of its common stock. The Company measures stock options with service-based vesting granted to employees, non-employees and directors based on the fair value on the date of grant using the Black-Scholes option-pricing model. The Company has issued awards with only service-based vesting conditions through December 31, 2022.

Compensation expense for awards granted to employees and directors for their service on the board of directors is recognized on a straight-line basis over the requisite service period of the respective award, which is generally the vesting period of the award. Compensation expense for awards granted to non-employees is recognized in the same period and manner as if the Company had paid cash for the goods or services provided, which is generally the vesting period of the award. The Company accounts for forfeitures of stock-based awards as they occur.

The Company classifies stock-based compensation expense in its statements of operations and comprehensive loss in the same manner in which the award recipient’s salary and related costs are classified or in which the award recipient’s service payments are classified.

Warrant Expense

Warrant Expense

The Company recognizes stock-based compensation for warrants granted to non-employee service providers based upon the awards’ estimated grant date fair value. The warrants vest subject to the satisfaction of service-based conditions. Warrant expense is measured based on the fair value of the award on the date of grant and expense is recognized on a straight-line basis over the requisite service period, which varies for each non-employee service provider on a grant-by-grant basis.

The Company accounts for forfeitures as they occur. The Company classifies stock-based compensation for non-employee service providers as warrant expense in its statements of operations and comprehensive loss.

The Company estimates the fair value of warrants using the Geometric Brownian Motion model. The assumptions used in estimating the fair value of these awards, such as expected term, expected dividend yield, volatility, and risk-free interest rate represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. If actual results are not consistent with the Company’s assumptions and judgments used in making these estimates, the Company may be required to increase or decrease warrant expense, which could be material to the Company’s consolidated results of operations.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income, and to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future profits expected and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more likely than not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties. The Company had no amounts accrued for interest and penalties on its consolidated balance sheets as of December 31, 2022 and 2021.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss includes net loss as well as other changes in stockholders’ equity (deficit) that result from transactions and economic events other than those with stockholders. For the years ended December 31, 2022 and 2021, the Company's only element of other comprehensive loss was unrealized losses on marketable securities.

Net Loss per Share

Net Loss per Share

The Company follows the two-class method when computing net income (loss) per share attributable to common stockholders as the Company has issued shares that meet the definition of participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) for the period to be allocated between common and participating securities based upon their respective rights to share in the undistributed earnings as if all income (loss) for the period had been distributed. The Company considers its convertible preferred stock to be participating securities as, in the event a dividend is paid on common stock, the holders of convertible preferred stock would be entitled to receive dividends on a basis consistent with the common stockholders. The Company also considers the shares issued upon the early exercise of stock options that are subject to repurchase to be participating securities because holders of such shares have non-forfeitable dividend rights in the event a dividend is paid on common stock. There is no allocation required under the two-class method during periods of loss since the participating securities do not have a contractual obligation to share in the losses of the Company.

Basic net income (loss) per share attributable to common stockholders is computed by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding for the period, excluding shares of unvested restricted common stock. Diluted net income (loss) per share attributable to common stockholders is computed by adjusting net loss attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net income (loss) per share attributable to common stockholders is computed by dividing the diluted net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding for the period, including potential dilutive common shares. For the purposes of this calculation, the Company’s convertible preferred stock, outstanding stock options, unvested restricted common stock and outstanding warrants are considered potential dilutive common shares.

The Company has generated a net loss for each of the periods presented. Accordingly, basic and diluted net loss per share attributable to common stockholders are the same because the inclusion of the potentially dilutive securities would be anti-dilutive.

Recent Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and may remain an emerging growth company until the last day of the fiscal year following the fifth anniversary of the completion of its initial public offering. However, if certain events occur prior to the end of such five-year period, including if it becomes a “large accelerated filer,” its annual gross revenues exceeds $1.235 billion or it issues more than $1.0 billion of non-convertible debt in the previous three-year period, it will cease to be an emerging growth company prior to the end of such five-year period. For so long as the Company remains an emerging growth company, it is permitted and intends to rely on exemptions from certain disclosure requirements that are applicable to other public companies that are not emerging growth companies. For example, the JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an emerging growth company to delay the adoption of these accounting standards until they would otherwise apply to private companies.

In February 2016, the FASB issued ASC 842, as subsequently amended. ASC 842 sets forth the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). ASC 842 replaces the existing guidance in ASC 840. ASC 842 requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. A lessee is also required to record (i) a right-of-use asset and a lease liability on its balance sheets for all leases with a term of greater than 12 months regardless of their classification and (ii) lease expense on its statement of operations for operating leases and amortization and interest expense on its statement of operations for financing leases. Leases with a term of 12 months or less may be accounted for similar to existing guidance for operating leases under ASC 840. The Company adopted the new standard and used the modified retrospective approach with January 1, 2022 as the initial date of application. The Company elected the available package of practical expedients which allowed the Company to not reassess previous accounting conclusions around whether arrangements are or contain leases, the classification of leases, and the treatment of initial direct costs. As a result of the adoption of ASC 842, the Company recorded (i) an operating lease liability, current of $0.3 million, (ii) an operating lease liability, non-current of $1.4 million and (iii) an operating lease right-of-use asset of $1.7 million, net of the unamortized balance of deferred rent liability as of the transition date. There was no impact from the adoption of ASC 842 to the Company’s results of operations and cash flows from operations. A summary of the impact of the adoption is as follows (in thousands):

	December 31, 2021	Impact of Adoption	January 1, 2022
Operating lease right-of-use asset	$—	$1,728	$1,728
Operating lease liability, current	—	308	308
Other non-current liability	6	(6)	—
Operating lease liability, non-current	—	1,426	1,426